UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22044

Investment Company Act File Number

Eaton Vance Risk-Managed Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Risk-Managed Diversified Equity Income Fund

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.3%

Security	Shares	Value
Aerospace & Defense — 1.4%
Boeing Co. (The)	86,873	$11,065,883

		$11,065,883

Air Freight & Logistics — 2.0%
C.H. Robinson Worldwide, Inc.	232,934	$15,448,183

		$15,448,183

Banks — 7.4%
Bank of America Corp.	889,559	$15,166,981
Citigroup, Inc.	155,112	8,037,904
JPMorgan Chase & Co.	295,261	17,786,523
PNC Financial Services Group, Inc.	115,903	9,918,979
SunTrust Banks, Inc.	200,821	7,637,222

		$58,547,609

Beverages — 2.1%
Constellation Brands, Inc., Class A(1)	185,136	$16,136,454

		$16,136,454

Biotechnology — 4.7%
Biogen Idec, Inc.(1)	25,193	$8,334,096
Celgene Corp.(1)	130,390	12,358,364
Gilead Sciences, Inc.(1)	152,149	16,196,261

		$36,888,721

Chemicals — 2.0%
LyondellBasell Industries NV, Class A	71,211	$7,737,787
Monsanto Co.	71,249	8,016,225

		$15,754,012

Communications Equipment — 2.5%
QUALCOMM, Inc.	159,000	$11,888,430
Telefonaktiebolaget LM Ericsson, Class B	632,549	7,975,723

		$19,864,153

Consumer Finance — 3.6%
American Express Co.	135,694	$11,878,653
Discover Financial Services	260,276	16,759,171

		$28,637,824

Diversified Telecommunication Services — 1.5%
Verizon Communications, Inc.	239,000	$11,947,610

		$11,947,610

Electric Utilities — 1.5%
NextEra Energy, Inc.	124,252	$11,664,778

		$11,664,778

Electrical Equipment — 3.5%
Emerson Electric Co.	210,973	$13,202,690
Rockwell Automation, Inc.	132,588	14,568,770

		$27,771,460

Electronic Equipment, Instruments & Components — 2.5%
Corning, Inc.	1,009,546	$19,524,620

		$19,524,620

Energy Equipment & Services — 0.9%
FMC Technologies, Inc.(1)	134,035	$7,279,441

		$7,279,441

Security	Shares	Value
Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	133,872	$16,776,839

		$16,776,839

Food Products — 2.5%
Hershey Co. (The)	87,594	$8,359,095
Mondelez International, Inc., Class A	336,819	11,541,103

		$19,900,198

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	273,662	$11,381,603
Covidien PLC	91,791	7,940,839

		$19,322,442

Health Care Technology — 1.4%
Cerner Corp.(1)	186,359	$11,101,406

		$11,101,406

Household Durables — 1.0%
Mohawk Industries, Inc.(1)	55,060	$7,423,189

		$7,423,189

Industrial Conglomerates — 1.6%
Danaher Corp.	161,573	$12,276,316

		$12,276,316

Insurance — 4.0%
ACE, Ltd.	112,948	$11,844,857
Aflac, Inc.	204,957	11,938,745
MetLife, Inc.	147,374	7,916,931

		$31,700,533

Internet & Catalog Retail — 2.5%
Amazon.com, Inc.(1)	60,447	$19,490,531

		$19,490,531

Internet Software & Services — 7.2%
Facebook, Inc., Class A(1)	129,000	$10,196,160
Google, Inc., Class C(1)	66,598	38,451,021
IAC/InterActiveCorp	115,000	7,578,500

		$56,225,681

IT Services — 1.5%
Visa, Inc., Class A	55,170	$11,771,623

		$11,771,623

Machinery — 1.9%
Caterpillar, Inc.	151,253	$14,978,585

		$14,978,585

Media — 3.3%
Live Nation Entertainment, Inc.(1)	369,764	$8,881,731
Walt Disney Co. (The)	191,418	17,041,945

		$25,923,676

Multi-Utilities — 1.6%
Sempra Energy	120,500	$12,698,290

		$12,698,290

Multiline Retail — 2.4%
Dollar General Corp.(1)	124,000	$7,577,640
Macy’s, Inc.	195,626	11,381,521

		$18,959,161

Oil, Gas & Consumable Fuels — 8.3%
Anadarko Petroleum Corp.	150,382	$15,254,750
Chevron Corp.	122,102	14,569,211

Security			Shares	Value
Devon Energy Corp.			207,643	$14,157,100
Occidental Petroleum Corp.			136,964	13,169,089
Range Resources Corp.			120,955	8,201,958

				$65,352,108

Pharmaceuticals — 5.4%
Johnson & Johnson			76,271	$8,129,726
Merck & Co., Inc.			352,519	20,897,326
Perrigo Co. PLC			50,000	7,509,500
Roche Holding AG PC			20,692	6,110,408

				$42,646,960

Real Estate Investment Trusts (REITs) — 2.0%
Simon Property Group, Inc.			96,148	$15,808,654

				$15,808,654

Semiconductors & Semiconductor Equipment — 1.5%
NXP Semiconductors NV(1)			166,944	$11,423,978

				$11,423,978

Software — 2.1%
Microsoft Corp.			357,000	$16,550,520

				$16,550,520

Specialty Retail — 1.0%
TJX Cos., Inc. (The)			136,672	$8,086,882

				$8,086,882

Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.			307,000	$30,930,250

				$30,930,250

Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B			151,675	$13,529,410

				$13,529,410

Tobacco — 2.6%
Altria Group, Inc.			445,380	$20,460,757

				$20,460,757

Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.(1)			195,000	$5,629,650

				$5,629,650

Total Common Stocks (identified cost $586,897,275)				$789,498,387

Put Options Purchased — 0.4%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	315	$1,945	10/3/14	$144,900
S&P 500 Index	317	1,930	10/10/14	259,940
S&P 500 Index	315	1,955	10/18/14	568,575
S&P 500 Index	313	1,900	10/24/14	333,345
S&P 500 Index FLEX	323	1,940	10/1/14	1,633
S&P 500 Index FLEX	316	1,940	10/6/14	109,188
S&P 500 Index FLEX	317	1,925	10/8/14	107,060
S&P 500 Index FLEX	316	1,910	10/13/14	149,981
S&P 500 Index FLEX	316	1,955	10/15/14	425,874
S&P 500 Index FLEX	317	1,925	10/20/14	329,314

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index FLEX	315	$1,930	10/22/14	$387,875
S&P 500 Index FLEX	318	1,900	10/27/14	329,237

Total Put Options Purchased (identified cost $3,486,484)				$3,146,922

Short-Term Investments — 0.2%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)			$1,804	$1,804,258

Total Short-Term Investments (identified cost $1,804,258)				$1,804,258

Total Investments — 100.9% (identified cost $592,188,017)				$794,449,567

Call Options Written — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	315	$2,025	10/3/14	$(3,150)
S&P 500 Index	317	2,015	10/10/14	(61,815)
S&P 500 Index	315	2,030	10/18/14	(55,913)
S&P 500 Index	313	2,000	10/24/14	(381,860)
S&P 500 Index FLEX	323	2,025	10/1/14	(1)
S&P 500 Index FLEX	316	2,026	10/6/14	(14,994)
S&P 500 Index FLEX	317	2,012	10/8/14	(75,927)
S&P 500 Index FLEX	316	2,012	10/13/14	(150,394)
S&P 500 Index FLEX	316	2,031	10/15/14	(72,822)
S&P 500 Index FLEX	317	2,015	10/20/14	(221,591)
S&P 500 Index FLEX	315	2,016	10/22/14	(236,880)
S&P 500 Index FLEX	318	2,007	10/27/14	(394,736)

Total Call Options Written (premiums received $3,625,681)				$(1,670,083)

Other Assets, Less Liabilities — (0.7)%				$(5,516,950)

Net Assets — 100.0%				$787,262,534

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2014 was $7,540.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$592,701,782

Gross unrealized appreciation	$208,310,589
Gross unrealized depreciation	(6,562,804)

Net unrealized appreciation	$201,747,785

Written options activity for the fiscal year to date ended September 30, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	4,408	$3,738,388
Options written	39,262	35,893,543
Options terminated in closing purchase transactions	(17,674)	(16,767,824)
Options expired	(22,198)	(19,238,426)

Outstanding, end of period	3,798	$3,625,681

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the strike price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Purchased options	$3,146,922	$—
Equity Price	Written options	—	(1,670,083)

Total		$3,146,922	$(1,670,083)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$93,412,849	$—	$—	$93,412,849
Consumer Staples	73,274,248	—	—	73,274,248
Energy	72,631,548	—	—	72,631,548
Financials	134,694,621	—	—	134,694,621
Health Care	103,849,121	6,110,408	—	109,959,529
Industrials	81,540,427	—	—	81,540,427
Information Technology	158,315,102	7,975,723	—	166,290,825
Materials	15,754,012	—	—	15,754,012
Telecommunication Services	17,577,260	—	—	17,577,260
Utilities	24,363,068	—	—	24,363,068
Total Common Stocks	$775,412,256	$14,086,131 *	$—	$789,498,387
Put Options Purchased	$1,306,760	$1,840,162	$—	$3,146,922
Short-Term Investments	—	1,804,258	—	1,804,258
Total Investments	$776,719,016	$17,730,551	$—	$794,449,567

Liability Description
Call Options Written	$(502,738)	$(1,167,345)	$—	$(1,670,083)
Total	$(502,738)	$(1,167,345)	$—	$(1,670,083)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Risk-Managed Diversified Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 24, 2014